Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commissions, related party	$ 563,970	$ 372,806	$ 4,751,792
Vessel operating expenses, related party	292,854	233,077	305,150
Other general and administrative expenses, related party	2,000,000	2,000,000	2,000,000
Net gain on sale of vessels, related party	46,238	27,741	77,022
Impairment loss and loss on write-down of vessel held for sale	$ 0	$ 29,469	$ 28,055